TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION

17.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company and First Ray Cayman are incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and the Former VIE in the PRC or overseas. Under the current laws of the Cayman Islands, the Company and First Ray Cayman are not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company and First Ray Cayman to their shareholders, no Cayman Islands withholding tax will be imposed.

17.  TAXATION (CONTINUED)

British Virgin Islands

Luckin BVI, Luckin International BVI and First Ray BVI are incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries and the Former VIE in the PRC or overseas. Under the current laws of the British Virgin Islands, these BVI companies are not subject to tax on income or capital gains. Additionally, upon payments of dividends by these companies to their shareholders, no BVI withholding tax will be imposed.

Hong Kong, PRC

Luckin HK, Luckin Roasting, Luckin Roastery, Luckin Trading HK and Luckin HK Operation are incorporated in Hong Kong and are subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first 2.0 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2.0 million will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

Singapore

Under the current laws of Singapore, the Group’s subsidiaries in Singapore are subject to 17% income tax rate on any taxable income accruing in or derived from Singapore, or received in Singapore from outside Singapore.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Most of the Group’s PRC subsidiaries and consolidated VIE are subject to the statutory income tax rate of 25%.

The EIT Law and its implementation rules permit certain High and New Technologies Enterprises, or HNTEs, to enjoy a reduced 15% enterprise income tax rate subject to these HNTEs meeting certain qualification criteria. Luckin Coffee Information Technology (Xiamen) Ltd, Co. renewed the privilege of HNTEs and enjoyed a reduced 15% enterprise income tax rate from November 2023 to November 2026.

From January 1, 2020 to December 31, 2027, enterprises registered in the Hainan Free Trade Port that are engaged in encouraged industries and are substantially in operation will be subject to a reduced 15% enterprise income tax rate. Luckin Trading (Hainan) Ltd, Co. and Luckin Coffee (Haikou) Ltd, Co. were qualified as such enterprises and enjoyed 15% preferential income tax rate.

From 2019, the State Administration of Taxation provides a preferential corporate income tax rate of 20%, an exemption at 75% or 87.5% for the assessable taxable profits under RMB 1.0 million, an exemption at 50% or 75% for the assessable taxable profits between RMB 1.0 million and RMB 3.0 million, for qualified small enterprises with low profits. The actual preferential corporate income tax rates after considering the exemption were 2.5%, 5% and 5% for assessable taxable profits less than RMB 1.0 million, respectively, for the year ended December 31, 2022, 2023 and 2024, while the rates were 5%, 5% and 5% for the assessable taxable profits between RMB1.0 million and RMB3.0 million from 2022 to 2024. The policy of the actual preferential corporate income tax rates of 5% after considering the exemption will continue to be implemented until December 31, 2027.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Organization Economic Cooperation and Development introduced Base Erosion and Profit Shifting Pillar Two rules that impose a global minimum tax rate of 15%. For 2024, all the jurisdictions in which our company has operations have not implemented Pillar Two rules. The Company will monitor the regulatory developments and continue to evaluate the impact, if any.

17.  TAXATION (CONTINUED)

PRC (continued)

The components of (loss)/income before tax are as follows:

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
(Loss)/income before tax
Non-PRC	(331,744)	(123,731)	6,380	874
PRC	1,458,494	3,231,090	3,687,874	505,326
Total income before tax	1,126,750	3,107,359	3,694,254	506,200

Income tax expenses/(benefits)
Current income tax expenses	144,032	401,039	684,070	93,734
Deferred tax expenses/(benefits)	494,472	(141,613)	78,481	10,754
Income tax expenses	638,504	259,426	762,551	104,488

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2022, 2023 and 2024 to income tax expense were as follows:

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Income before income taxes	1,126,750	3,107,359	3,694,254	506,200

Income tax expenses computed at PRC statutory
income tax rate of 25%	281,688	776,840	923,563	126,550
Additional deduction for R&D expenses	(13,516)	(19,397)	(17,699)	(2,425)
Non-deductible share-based compensation expenses	80,440	45,722	60,020	8,224
Non-deductible expenses and non-taxable income	(9,967)	5,378	10,944	1,500
Deferred tax assets write-off related to closure entities	8,266	(401)	16,949	2,323
Expiration of tax loss	—	43,438	108,917	14,924
Effect of tax rate changes on deferred tax	—	725	—	—
Recognition of uncertain tax benefits	29,325	24,536	6,853	939
Change of valuation allowance	220,774	(609,815)	(278,570)	(38,171)
Effect of preferential tax rate	(18,626)	(48,123)	(53,296)	(7,303)
Effect of International tax rates	76,378	29,047	(21,530)	(2,950)
Prior-year tax filing difference	(16,258)	11,476	6,400	877

Income tax expenses	638,504	259,426	762,551	104,488

17.  TAXATION (CONTINUED)

Deferred Taxes

The significant components of deferred tax assets/(liabilities) were as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax liabilities:
Operating lease right-of-use assets	(1,231,712)	(1,404,226)	(192,412)
Total deferred tax liabilities	(1,231,712)	(1,404,226)	(192,412)

Deferred tax assets:
Donation	680	—	—
Accrued expenses	27,692	28,006	3,837
Accrued welfare	55,920	95,811	13,128
Operating lease liabilities	1,235,388	1,407,218	192,822
Impairment loss of long-lived assets and investments	4,568	6,703	918
Allowance for doubtful accounts	5,756	781	107
Tax losses	694,459	301,407	41,300
Total deferred tax assets before valuation allowance	2,024,463	1,839,926	252,112
Valuation allowance	(442,669)	(164,099)	(22,484)
Total deferred tax assets, net of valuation allowance	1,581,794	1,675,827	229,628
Reported as:
Total deferred tax assets, net	350,082	271,601	37,216

The valuation allowance of RMB442.7 million and RMB164.1 million (US$22.5 million) as of December 31, 2023 and 2024 was primarily provided for the deferred income tax assets of certain subsidiaries, which were not able to utilize portion or all of the benefits of the deferred tax assets due to lack of sufficient sources of qualified taxable income.

Valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that some portion or all of the benefits of the deferred tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2024, the Group had accumulated tax losses of RMB1,046.2 million (US$143.4 million) derived from entities in the mainland PRC, which can be carried forward per tax regulation to offset future taxable income. The PRC taxable losses will expire from 2025 to 2029 if not utilized.

Unrecognized Tax Position

As of December 31, 2023 and 2024, unrecognized tax benefits were RMB79.5 million and RMB59.1 million (US$8.1 million), among which, RMB 57.6 million and RMB56.7 million (US$7.8 million) of unrecognized tax benefits as of December 31, 2023 and 2024, respectively, would impact the effective tax rate if ultimately recognized after considering valuation allowance. The unrecognized tax benefits were primarily related to deemed sales of free coupons to customers. The amounts of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time.

17.  TAXATION (CONTINUED)

Unrecognized Tax Position (continued)

A roll-forward of unrecognized tax benefits is as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at beginning of year	80,930	79,520	10,896
Decrease based on tax positions related to the current year	(1,410)	(20,457)	(2,803)

Balance at end of year	79,520	59,063	8,093

The Company’s tax returns continue to remain effectively subject to examination by China tax authorities for the years 2020 through 2024.